Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
(5)    Fair Value Measurements

The FASB guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under the FASB guidance are as follows:
•Level 1 measurements—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 measurements—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.
•Level 3 measurements—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$192,794,319	$—	$—	$192,794,319
Pooled separate accounts	85,803,178	—	—	85,803,178
Newmark Fund (a)	10,853,909	—	—	10,853,909
Common/collective trust funds	3,395,362			3,395,362
Total investments	$292,846,768	$—	$—	$292,846,768

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$132,794,056	$—	$—	$132,794,056
Pooled separate accounts	83,818,635	—	—	83,818,635
Newmark Fund (a)	7,582,090	—	—	7,582,090
Total investments	$224,194,781	$—	$—	$224,194,781
(a)    See Note 1—“Description of Plan” for more information about the Newmark Fund.

There have been no significant changes in the valuation techniques nor have there been any transfers between levels during the periods ended December 31, 2025 and December 31, 2024.

Investments are classified within Level 1 of the valuation hierarchy where quoted market prices are available in an active market. Level 1 investments include common stock and mutual funds. Mutual funds are valued at the daily closing price as reported by the fund. They are open-ended and registered with the SEC and deemed to be actively traded. Investments in the Newmark Fund are valued at the closing price reported on NASDAQ, elections to invest in or sell any investments in the Newmark Fund are subject to Newmark Group, Inc. employee trading policies.

Pooled Separate Accounts ("PSAs") have investment option names but do not have ticker symbols and a net asset value "NAV" is not available on an exchange. The fair value per share of these PSAs are published and are the basis for current transactions. Therefore, PSAs have a “Readily Determinable Fair Value". The NAV is calculated in a manner consistent with GAAP in accordance with investment company measurement principles and therefore are included in Level 1.

Common/collective trust funds ("CCTs") are valued on a daily basis using the NAV of units held of the commingled funds. The NAV is based on the fair values of the underlying investments held by each commingled fund less its liabilities. The fair value per share of these CCTs are published and are the basis for current transactions. Therefore, CCTs have a “Readily Determinable Fair Value". The NAV is calculated in a manner consistent with GAAP in accordance with investment company measurement principles and therefore are included in Level 1.